SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Exercise price, USD | Options and Warrants | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.97	7.54	8.00
Exercise price, USD | Options and Warrants | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	13.19	11.68	14.71
Share price, USD | Options and Warrants | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.97	7.54	8.00
Share price, USD | Options and Warrants | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	13.19	11.68	14.71
Risk free rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input				0.0051
Risk free rate | Options and Warrants | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.037	0.015	0.009
Risk free rate | Options and Warrants | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.045	0.038	0.012
Estimated volatility | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.45		0.55
Estimated volatility | Options and Warrants | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		0.45
Estimated volatility | Options and Warrants | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		0.50
Expected term in years | Options and Warrants | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	4.0	3.8	4.6
Expected term in years | Options and Warrants | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	4.6	4.6	6.7